Acquisition (Tables)	6 Months Ended
Mar. 31, 2025
Acquisition [Abstract]
Schedule of Goodwill Arising from Acquisition

Goodwill arising from the acquisition of Changzhou Sixun

	As of September 30, 2024	As of March 31, 2025
		(Unaudited)
Beginning balance	$3,057,943	$1,780,569
Goodwill impairment	(1,362,441)	-
Foreign currency translation adjustment	85,067	(58,668)
Ending balance	$1,780,569	$1,721,901